Additional Financial Information - Additional Information (Detail) - USD ($) $ / shares in Units, shares in Thousands			12 Months Ended
	Jun. 05, 2015	Feb. 10, 2015	Dec. 31, 2015	Dec. 31, 2013
Supplemental Cash Flow Information [Line Items]
Payment for repurchase of common stock			$ 5,134,000,000	$ 153,000,000
Common shares issued from Treasury stock			22,600
Treasury stock aggregate value			$ 900,000,000
Share Buyback Program
Supplemental Cash Flow Information [Line Items]
Number of shares repurchased			2,800
Payment for repurchase of common stock			$ 100,000,000
Share Buyback Program | Maximum
Supplemental Cash Flow Information [Line Items]
Number of shares authorized for repurchase			97,200
February 2015 Accelerated Stock Repurchase
Supplemental Cash Flow Information [Line Items]
Number of shares repurchased	15,400	86,200	101,600
Payment for repurchase of common stock		$ 4,250,000,000
Accelerated Share Repurchase		5,000,000,000
Average repurchase price			$ 49.21
Expected Payment related to February 2015 Accelerated Stock Repurchase
Supplemental Cash Flow Information [Line Items]
Payment for repurchase of common stock		$ 5,000,000,000